ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	March 31,
	2016	2017
	RMB	RMB
Value-added tax and other taxes payable	3,851,923	2,407,530
Accrued payroll and welfare	14,524,290	17,042,283
Accrued test monitoring fees	14,702,303	17,141,791
Royalty fees payable	532,185	734,571
Income taxes payable	3,044,352	—
Other current liabilities	21,084,574	52,032,672

Total accrued expenses and other payables	57,739,627	89,358,847